Other disclosures - Risk Management and Principal Risks - Contractual maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 292,195	£ 262,876
Cash collateral and settlement balances, undiscounted	96,999	79,047
Repurchase agreements and other similar secured lending, undiscounted	12,225	12,986
Debt securities in issue, undiscounted	62,238	48,929
Subordinated liabilities, undiscounted	49,063	35,380
Trading portfolio liabilities, undiscounted	72,460	53,291
Financial liabilities designated at fair value, undiscounted	290,400	260,044
Derivative financial instruments, undiscounted	289,649	256,637
Other financial liabilities, undiscounted	7,893	4,687
Total financial liabilities, undiscounted cash flows	1,173,122	1,013,877
On demand
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	196,398	201,501
Cash collateral and settlement balances, undiscounted	3,013	2,951
Repurchase agreements and other similar secured lending, undiscounted	256	20
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	72,460	53,291
Financial liabilities designated at fair value, undiscounted	10,844	21,339
Derivative financial instruments, undiscounted	288,398	255,471
Other financial liabilities, undiscounted	56	87
Total financial liabilities, undiscounted cash flows	571,425	534,660
Not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	62,524	41,632
Cash collateral and settlement balances, undiscounted	93,986	76,096
Repurchase agreements and other similar secured lending, undiscounted	9,587	5,022
Debt securities in issue, undiscounted	27,234	18,293
Subordinated liabilities, undiscounted	17	1,061
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	187,553	158,249
Derivative financial instruments, undiscounted	19	4
Other financial liabilities, undiscounted	7,179	3,658
Total financial liabilities, undiscounted cash flows	388,099	304,015
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	18,918	12,380
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	12,615	12,168
Subordinated liabilities, undiscounted	245	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,905	16,887
Derivative financial instruments, undiscounted	60	22
Other financial liabilities, undiscounted	21	19
Total financial liabilities, undiscounted cash flows	46,764	41,476
Over six months but not more than nine months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	10,943	4,818
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	946	0
Debt securities in issue, undiscounted	10,301	9,075
Subordinated liabilities, undiscounted	2,108	1,404
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	9,399	13,945
Derivative financial instruments, undiscounted	4	2
Other financial liabilities, undiscounted	43	38
Total financial liabilities, undiscounted cash flows	33,744	29,282
Over one year but not more than two years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,302	996
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	1,184	7,798
Debt securities in issue, undiscounted	4,932	3,879
Subordinated liabilities, undiscounted	9,504	9,328
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	25,654	12,939
Derivative financial instruments, undiscounted	244	276
Other financial liabilities, undiscounted	251	526
Total financial liabilities, undiscounted cash flows	43,071	35,742
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	621	240
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	1,732	1,832
Subordinated liabilities, undiscounted	10,165	5,917
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	9,847	8,043
Derivative financial instruments, undiscounted	131	291
Other financial liabilities, undiscounted	139	122
Total financial liabilities, undiscounted cash flows	22,635	16,445
Over five years but not more than ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,113	1,048
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	4,773	2,938
Subordinated liabilities, undiscounted	12,961	8,918
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,345	7,544
Derivative financial instruments, undiscounted	71	122
Other financial liabilities, undiscounted	180	208
Total financial liabilities, undiscounted cash flows	27,443	20,778
Greater than ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	376	261
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	252	146
Debt securities in issue, undiscounted	651	744
Subordinated liabilities, undiscounted	14,063	8,752
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	23,853	21,098
Derivative financial instruments, undiscounted	722	449
Other financial liabilities, undiscounted	24	29
Total financial liabilities, undiscounted cash flows	£ 39,941	£ 31,479